Thrivent Real Estate Securities Portfolio Annual Fund Operating Expenses - Thrivent Real Estate Securities Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.90%